Litigations - Contingent liabilities (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) action lawsuit	Dec. 31, 2021 BRL (R$) action lawsuit	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Contingent liabilities
Number of actions brought against the Company | lawsuit	2	2
Tax litigation
Contingent liabilities
Contingent liabilities	$ 5,177		$ 5,746
Civil litigation
Contingent liabilities
Contingent liabilities	1,503		1,185
Labor litigation
Contingent liabilities
Contingent liabilities	516		563
Environmental litigation
Contingent liabilities
Contingent liabilities	954		907
Provisions for litigation (note 28)
Contingent liabilities
Contingent liabilities	8,150		8,401
CFEM-related proceedings
Contingent liabilities
Estimated losses on legal proceedings	1,594	R$ 8,893	2,065	R$ 10,730
Assessments and legal proceedings related to PIS/COFINS
Contingent liabilities
Estimated losses on legal proceedings	1,016	5,667	1,004	5,602
Tax on Services
Contingent liabilities
Estimated losses on legal proceedings	526	2,935	504	2,621
Assessments and legal proceedings related to tax on services
Contingent liabilities
Estimated losses on legal proceedings	524	2,923	648	3,369
Tax proceedings, Fines arising from offsets not approved for settlement of federal debts
Contingent liabilities
Estimated losses on legal proceedings	$ 287	R$ 1,604	297	R$ 1,542
Percentage of imposition of fines on the value of compensation	50.00%	50.00%
Environmental litigations– Iron Ore Operations in Itabira [Member]
Contingent liabilities
Number of actions brought against the Company | action	2	2
Damages sought	$ 345		$ 287